Operating Segments (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 19, 2016	Sep. 30, 2016	Sep. 30, 2015	Jul. 19, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total revenue		$ 91,889				$ 331,350	$ 294,436	$ 327,781
Total gross profit		12,071				45,412	39,055	43,078
Total selling, general and administrative expenses		10,207				37,767	33,972	34,729
Amortization of intangibles	$ 0	1,454	$ 0
Operating income (loss)	(745)	410	2,312			7,645	5,083	8,349
Depreciation and amortization		2,789				2,630	2,594	2,590
Predecessor [Member]
Total revenue	26,924		82,899	$ 221,391	$ 239,570
Total gross profit	3,154		11,519	28,480	32,250
Total selling, general and administrative expenses	3,899		9,207	24,015	27,454
Amortization of intangibles	0		0	0	0
Operating income (loss)	(745)		2,312	4,465	4,796
Depreciation and amortization	149		594	1,582	1,852
Construction [Member]
Total revenue		73,917				273,563	244,438	287,878
Total gross profit		8,049				32,136	26,163	33,113
Total selling, general and administrative expenses		4,399				19,278	20,892	20,745
Operating income (loss)						9,258	2,602	8,885
Depreciation and amortization		767				1,523	1,438	1,405
Construction [Member] | Predecessor [Member]
Total revenue	24,150		66,739	183,100	194,284
Total gross profit	2,639		8,015	20,300	22,137
Total selling, general and administrative expenses	1,149		4,981	11,680	14,982
Depreciation and amortization	93		360	953	1,095
Service [Member]
Total revenue		17,972				57,787	49,998	39,903
Total gross profit		4,022				13,276	12,892	9,965
Total selling, general and administrative expenses		2,431				9,855	9,468	7,231
Operating income (loss)						3,421	3,424	2,734
Depreciation and amortization		378				572	469	426
Service [Member] | Predecessor [Member]
Total revenue	2,774		16,160	38,291	45,286
Total gross profit	515		3,504	8,180	10,113
Total selling, general and administrative expenses	563		2,419	6,302	7,452
Depreciation and amortization	26		125	333	378
Corporate [Member]
Total selling, general and administrative expenses		3,377				8,634	3,612	6,753
Operating income (loss)						(5,034)	(943)	(3,270)
Depreciation and amortization		$ 1,644				$ 535	$ 687	$ 759
Corporate [Member] | Predecessor [Member]
Total selling, general and administrative expenses	2,187		1,807	6,033	5,020
Depreciation and amortization	$ 30		$ 109	$ 296	$ 379